Investments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Apr. 14, 2021	Mar. 31, 2021	Jan. 08, 2020
Other operating income expense [Member]
Disclosure Of Significant Investments [Line Items]
Gain on ownership conversion					$ 9,300
Trichome Financial Corp [member]
Disclosure Of Significant Investments [Line Items]
Investments at fair value and equity						$ 4,300
Percentage of ownership stake		23.00%
Distributions received from associate	$ 0
Trichome [Member]
Disclosure Of Significant Investments [Line Items]
Total Investment		$ 3,200			$ 2,100
Market risk [member]
Disclosure Of Significant Investments [Line Items]
Mark to market loss of investments held	$ 7,300	$ 200
Fleurish Cannabis Inc [member]
Disclosure Of Significant Investments [Line Items]
Percentage of ownership interest						1.30%
Investments at fair value and equity						$ 100
Fleurish Cannabis Inc [member] | Fleurish Equity Shares [Member]
Disclosure Of Significant Investments [Line Items]
Investments in equity instruments, Value			$ 0
Aloha Holdings of Illinois [Member]
Disclosure Of Significant Investments [Line Items]
Percentage of ownership interest				13.30%
Investments at fair value and equity				$ 100
Old Pal [Member]
Disclosure Of Significant Investments [Line Items]
Percentage of ownership interest				0.80%
Investments at fair value and equity				$ 600